GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                              Maxim Series Account
                       Semi-Annual Report Submission N-30D
                          File No. 33-82610, 811-03249


The information required to be contained in this report for the period ending June 30, 2002 includes the following previously filed annual reports for the underlying funds of the above-referenced Registrant which are incorporated herein by reference:


Maxim Series Fund, Inc.
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on August 27, 2002
Accession No. 0000356476-02-000044

Fidelity Variable Insurance Products Fund II
File No. 811-05511
Form N-30D
Filed via EDGAR and accepted on June 30, 2002
Accession No. 0000831016-02-000020